Consolidated Statements of Stockholders' Equity (JPY ¥) In Millions, unless otherwise specified	Total	Total Shares Of Common Stock	Capital Surplus	Retained Earnings	Accumulated Other Comprehensive Income (Loss)	Shares Of Treasury Stock
Balance at beginning of year at Mar. 31, 2010	¥ 150,242	¥ 32,363	¥ 40,463	¥ 181,606	¥ (14,859)	¥ (89,331)
Changes in the year
Net income (loss)	3,163			3,163
Other comprehensive income (loss), net of tax	(3,411)				(3,411)
Cash dividends	(1,760)			(1,760)
Stock option compensation expense	165		165
Purchases of treasury stock	(10,267)					(10,267)
Sale of treasury stock	0			0		0
Total changes in the year	(12,110)		165	1,403		(10,267)
Balance at end of year at Mar. 31, 2011	138,132	32,363	40,628	183,009	(18,270)	(99,598)
Changes in the year
Net income (loss)	(2,195)			(2,195)
Other comprehensive income (loss), net of tax	(4,304)				(4,304)
Cash dividends	(1,733)			(1,733)
Stock option compensation expense	1,652		1,652
Purchases of treasury stock	(1)					(1)
Sale of treasury stock	1			0		1
Total changes in the year	(6,580)		1,652	(3,928)		0
Balance at end of year at Mar. 31, 2012	131,552	32,363	42,280	179,081	(22,574)	(99,598)
Changes in the year
Net income (loss)	(3,821)			(3,821)
Other comprehensive income (loss), net of tax	15,645				15,645
Cash dividends	(3,468)			(3,468)
Stock option compensation expense	861		861
Exercise of stock options	(340)		(340)
Purchases of treasury stock	(1)					(1)
Sale of treasury stock	813			(1,166)		1,979
Total changes in the year	9,689		521	(8,455)		1,978
Balance at end of year at Mar. 31, 2013	¥ 141,241	¥ 32,363	¥ 42,801	¥ 170,626	¥ (6,929)	¥ (97,620)